General and Administrative Expenses by Nature of Expense	12 Months Ended
Dec. 31, 2018
Disclosure Of General And Administrative Expenses [Abstract]
Disclosure of general and administrative expense [text block]
21.	General and Administrative Expenses by Nature of Expense

The Corporation recorded general and administrative expenses for the years ending December 31, 2018 and 2017 as follows:

Corporate	2018	2017
General and administrative expenses
Depreciation	$94	$89
Amortization of intangible assets	11	13
Business development and investor relations	451	567
Office, operating and non-operating overheads	788	682
Professional	832	433
Regulatory	184	309
Restructuring costs	92	1,353
Salaries and contractors	2,262	2,112
Share-based compensation	2,544	2,305
Travel	240	301

	$7,498	$8,164

Environmental Services	2018	2017
General and administrative expenses
Depreciation	$126	$19
Amortization of intangible assets	39	59
Business development	370	164
Office, operating and non-operating overheads	1,262	756
Professional	142	29
Salaries and contractors	2,556	1,657
Travel	177	94

	$4,672	2,778

Total General and Administrative Expenses	$12,170	$10,942